Summarized Financial Data - Chevron U.S.A. Inc.	12 Months Ended
Dec. 31, 2023
Summarized Financial Data of Subsidiary One [Abstract]
Summarized Financial Data - Chevron U.S.A. Inc.
Summarized Financial Data – Chevron U.S.A. Inc.
Chevron U.S.A. Inc. (CUSA) is a major subsidiary of Chevron Corporation. CUSA and its subsidiaries manage and operate most of Chevron’s U.S. businesses. Assets include those related to the exploration and production of crude oil, natural gas liquids and natural gas and those associated with the refining, marketing, supply and distribution of products derived from petroleum, excluding most of the regulated pipeline operations of Chevron. CUSA also holds the company’s investment in the Chevron Phillips Chemical Company LLC joint venture, which is accounted for using the equity method. The summarized financial information for CUSA and its consolidated subsidiaries is as follows:

	Year ended December 31
	2023	2022	2021
Sales and other operating revenues	$152,347	$ 183,032	$120,380
Total costs and other deductions	144,482	166,955	114,641
Net income (loss) attributable to CUSA	4,598	13,315	6,904

	At December 31
	2023	2022
Current assets	$19,489	$18,704
Other assets	54,460	50,153
Current liabilities	20,624	22,452
Other liabilities	22,227	19,274
Total CUSA net equity	$31,098	$27,131
Memo: Total debt	$9,740	$10,800